SHAREHOLDERS' EQUITY - Representative Shares (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2019 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 D shares	Dec. 31, 2019 shares	Oct. 17, 2019 USD ($) $ / shares shares
Class of Stock [Line Items]
Shares outstanding (in shares)		4,228,519	4,331,351	4,178,231
Representative Shares
Class of Stock [Line Items]
Shares issued	125,000
Dividend per share | $ / shares					$ 0.2
Shares outstanding (in shares)					150,000
Fair value of shares | $					$ 1,137
Lock in period for representative shares		180	180